Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 17, 2014	Dec. 27, 2013
Percentage of ownership			50.00%		100.00%	50.00%
Shipping and handling costs			$ 661,583	$ 658,586
Shipping and handling revenues			71,225	129,761
Cash balance insured by FDIC per financial institution			250,000
Product development expenses			$ 312,000	$ 174,000
Percentage of revenues excess of sale	10.00%	10.00%
Minimum [Member]
Revenue	$ 27,729
Identifiable intangible assets amortized period	5 years
Maximum [Member]
Revenue	$ 177,200
Identifiable intangible assets amortized period	10 years
Customer A [Member]
Percentage of accounts receivable	10.00%
Proceeds from accounts receivable	$ 54,993